Expense Example - Class A, C, FI, I and Class IS - Western Asset Short Duration Municipal Income Fund	Jun. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 281
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	912
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	233
Expense Example, with Redemption, 10 Years	527
Class FI
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	974
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 431